RELATED PARTY TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	$ 501	¥ 3,235	¥ 3,024
Amounts due to related parties	$ 429	2,771	2,543
Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		3,235	3,024
Amounts due to related parties		2,771	2,543
Shandong Shichuang Software Engineering Company Limited | Senior employee
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties		2,417	2,417
Jinan QCY Intelligent Technology Co., Ltd | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		775	774
Beijing QC Technology Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		2,039	1,961
Amounts due to related parties		354	126
URSUS Information Technology (Beijing) Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		201	201
Beijing HJRT Technology Company, Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		¥ 220	¥ 88